Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Deferred tax assets:
Net operating loss carry-forward	$ 143,334	$ 97,823
Valuation allowance	(143,334)	(97,823)	$ (41,826)
Total deferred tax assets
Deferred tax liabilities:
Increase in fair value of intangible assets acquired through acquisition	226,704	230,469
Deferred tax liabilities	$ 226,704	$ 230,469